Borrowings - Borrowings (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Non-current
Senior Notes	$ 498,347	$ 497,901
Non-current	697,843	727,983
Current
Senior Notes	8,250	8,250
Current	207,106	279,769
Borrowings	904,949	1,007,752	$ 817,651
Bank borrowings
Non-current
Bank borrowings	199,496	230,082
Current
Bank overdrafts and borrowings	194,470	223,461
Bank overdrafts
Current
Bank overdrafts and borrowings	$ 4,386	$ 48,058